Segment reporting (Details 1 - Textuals)	12 Months Ended
	Dec. 31, 2022 Number	Dec. 31, 2021	Dec. 31, 2020
Segment reporting
Number of customers	2
Customer concentrations risk | Customer one
Segment reporting
Number of customers	1
Percentage of entity's consolidated revenue		12.50%	13.00%
Customer concentrations risk | Customer one | Minimum
Segment reporting
Percentage of entity's consolidated revenue	10.00%